SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Report to Shareholders.

(a)	The Report to Shareholders is attached herewith.

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF

CERY

Principal Listing Exchange: NYSEArca Exchange

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about the SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF (the "Fund") for the period of September 5, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	$3	0.21%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 10/31/2024

Statistic	Value
Total Net Assets	$91,859,673
Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$11,718

What did the Fund invest in as of 10/31/2024?

Top Holdings

Holdings	% Value of Total Net Assets
State Street Institutional US Government Money Market Fund, 4.86%, due 12/31/30	99.7%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 12/04/24	0.1%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 12/04/24	0.0%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 01/15/25	(0.5%)
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 01/22/25	(0.5%)
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 01/10/25	(0.5%)
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 12/04/24	(0.8%)

Includes holdings of the wholly-owned subsidiary.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR CERY

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has four Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, Kristi Rowsell, James Ross, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees.

For the fiscal year ending October 31, 2024, the aggregate audit fees billed for professional services rendered by the registrant’s principal accountant, Ernst & Young, LLP (“EY”), were $28,525. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b)	Audit-Related Fees.

For the fiscal year ending October 31, 2024, EY did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees.

For the fiscal year ending October 31, 2024, the aggregate tax fees billed for professional services rendered by EY were $4,380. Tax fees represent services related to the review of year-end distribution requirements.

(d)	All Other Fees.

For the fiscal year ended October 31, 2024, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal year ended October 31, 2024, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,556,710.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by EY for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2024 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)
Investment Adviser:	—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.5
Tax Fees	$3.2
All Other Fees	$15.0

(1)	Information is for the calendar year 2024.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) EY notified the registrant’s Audit Committee of all non-audit services that were rendered by the independent auditor to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s Audit Committee are Dwight Churchill, Carolyn Clancy, Clare Richer, Kristi Rowsell, James Ross, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) A Schedule of Investments for each applicable series of the registrant is included as a part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Consolidated Annual Financial Statements and Other Information
October 31, 2024
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS
October 31, 2024

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 99.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4,86% (a) (b) (Cost $91,580,312)	91,580,312	$91,580,312
TOTAL INVESTMENTS — 99.7% (Cost $91,580,312)		91,580,312
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		279,361
NET ASSETS — 100.0%		$91,859,673
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended October 31, 2024 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at October 31, 2024.
TOTAL RETURN SWAPS
Pay/Receive Total Return	Reference Entity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterparty (OTC)	Upfront Payments Paid/ Received	Unrealized Appreciation (Depreciation)	Value
Receive	Bloomberg Enhanced Roll Yield Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$2,500,000	12/4/2024	BNP Paribas SA	$—	$96,384	$96,384
Receive	Bloomberg Enhanced Roll Yield Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$20,000,000	1/15/2025	Citibank NA	$—	$(463,854)	$(463,854)
Receive	Bloomberg Enhanced Roll Yield Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$20,000,000	1/10/2025	Bank of America NA	$—	$(463,854)	$(463,854)
Receive	Bloomberg Enhanced Roll Yield Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$30,225,000	12/4/2024	BNP Paribas SA	$—	$(701,001)	$(701,001)
Receive	Bloomberg Enhanced Roll Yield Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$20,000,000	1/22/2025	JPMorgan Securities LLC	$—	$(463,854)	$(463,854)
Receive	Bloomberg Enhanced Roll Yield Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,100,000	12/4/2024	BNP Paribas SA	$—	$(28,859)	$(28,859)
Total								$—	$(2,025,038)	$(2,025,038)

During the period ended October 31, 2024, the average notional value related to OTC swaps contracts was $48,262,336.
See accompanying notes to financial statements.

SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS  (continued)
October 31, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of October 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Short-Term Investment	$91,580,312	$—	$—	$91,580,312
OTHER FINANCIAL INSTRUMENTS:
Total Return Swap Contracts - Unrealized Appreciation	$—	$96,384	$—	$96,384
Total Return Swap Contracts - Unrealized Depreciation	—	(2,121,422)	—	(2,121,422)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(2,025,038)	$—	$(2,025,038)

Affiliate Table
	Number of Shares Held at 9/5/24*	Value at 9/5/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 10/31/24	Value at 10/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$94,500,838	$2,920,526	$—	$—	91,580,312	$91,580,312	$271,838
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024

ASSETS
Investments in affiliated issuers, at value	$91,580,312
Net cash collateral on deposit at broker for swap contracts	2,330,000
Cash	1,000
Dividends receivable — affiliated issuers	263,057
TOTAL ASSETS	94,174,369
LIABILITIES
Payable for accumulated variation margin on swap contracts	2,303,499
Advisory fee payable	11,194
Trustees’ fees and expenses payable	3
TOTAL LIABILITIES	2,314,696
NET ASSETS	$91,859,673
NET ASSETS CONSIST OF:
Paid-in capital	$93,624,595
Total distributable earnings (loss)	(1,764,922)
NET ASSETS	$91,859,673
NET ASSET VALUE PER SHARE
Net asset value per share	$25.95
Shares outstanding (unlimited amount authorized, $0.01 par value)	3,540,000
COST OF INVESTMENTS:
Investments in affiliated issuers	91,580,312
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED STATEMENT OF OPERATIONS

For the Period 9/5/24*- 10/31/24
INVESTMENT INCOME
Dividend income — affiliated issuers	$271,838
EXPENSES
Advisory fee	15,598
Trustees’ fees and expenses	4
TOTAL EXPENSES	15,602
Expenses waived/reimbursed by the Adviser	(3,880)
NET EXPENSES	11,722
NET INVESTMENT INCOME (LOSS)	$260,116
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Swap contracts	(278,461)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(2,025,038)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,303,499)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,043,383)

*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

For the Period 9/5/24*- 10/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$260,116
Net realized gain (loss)	(278,461)
Net change in unrealized appreciation/depreciation	(2,025,038)
Net increase (decrease) in net assets resulting from operations	(2,043,383)
Net equalization credits and charges	393,567
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	93,903,056
Net income equalization	(393,567)
Net increase (decrease) in net assets from beneficial interest transactions	93,509,489
Net increase (decrease) in net assets during the period	91,859,673
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$91,859,673
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,540,000
Net increase (decrease) from share transactions	3,540,000

*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

For the Period 9/5/24*- 10/31/24
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19
Net realized and unrealized gain (loss) (b)	0.47
Total from investment operations	0.66
Net equalization credits and charges (a)	0.29
Net asset value, end of period	$25.95
Total return (c)	3.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$91,860
Ratios to average net assets:
Total expenses	0.28%(d)
Net expenses	0.21%(d)
Net investment income (loss)	4.67%(d)
Portfolio turnover rate (e)	0%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
October 31, 2024

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of October 31, 2024, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF (the "Fund"), a non-diversified investment company under the 1940 Act, formed on September 4, 2024 and commenced operations on September 5, 2024, and the State Street Enhanced Roll Yield Commodity Cayman Ltd., a wholly-owned subsidiary of the Fund that is an exempted limited company organized under the laws of the Cayman Islands (the "Subsidiary").
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
The  Fund consolidates its investments in the Subsidiary. All material intercompany balances and transactions have been eliminated.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

SPDR SERIES TRUST
SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2024

Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of October 31, 2024 is disclosed in the Fund’s Consolidated Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

SPDR SERIES TRUST
SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2024

Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Equalization
The Fund follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Consolidated Statement of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Swaps
The Fund may enter into swap agreements, in which the Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statements of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statements of Operations as realized gains or losses,respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Consolidated Schedule of Investments and cash deposited is segregated and recorded on the Consolidated Statement of Assets and Liabilities as Net cash at broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.

SPDR SERIES TRUST
SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2024

Total Return Swaps
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
Risks associated with Derivatives
Derivative financial instruments involve to varying degrees, elements of credit, market and/or interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When a Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of a Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for a Fund's derivative positions at any time and may impact the Fund's ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement a Fund's performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. A Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.
Certain derivatives, including forward foreign currency contracts and some swap contracts, as applicable, are entered into under the terms and conditions of an ISDA Master Agreement , which are separately negotiated with each counterparty. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral  and  cash  received  as  collateral,  respectively.  Non-cash collateral pledged or received by a Fund, if any, is noted in the Fund's Consolidated Schedule of Investments. Notional principal amounts are one component used to calculate the amount of exposure to the underlying instrument, but is not the amount delivered under the contract. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, a Fund enters into swap contracts with counterparties whose creditworthiness have has been recommended by SSGA FM approved by the Board. The Fund bears the market risk arising from any change in index or security values or interest rates.

SPDR SERIES TRUST
SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2024

The following tables summarize the value of the Fund's derivative instruments as of October 31, 2024, and the related location in the accompanying Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF
Swap Contracts	$—	$—	$—	$—	$2,303,499	$2,303,499
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF
Swap Contracts	$—	$—	$—	$—	$(278,461)	$(278,461)
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF
Swap Contracts	$—	$—	$—	$—	$(2,025,038)	$(2,025,038)
Offsetting of Financial Assets and Derivative Assets
	Total Return Swaps
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Cash Collateral Received	Net Amount
BNP Paribas SA	$96,384	$(96,384)	$—	$—
	$96,384	$(96,384)	$—	$—
Offsetting of Financial Liabilities and Derivative Liabilities
	Total Return Swaps
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Cash Collateral Pledged (a)	Net Amount
Bank of America NA	$(463,854)	$—	$463,854	$—
BNP Paribas SA	(729,860)	96,384	633,476	—
Citibank NA	(463,854)	—	463,854	—
JPMorgan Securities LLC	(463,854)	—	463,854	—
	$(2,121,422)	$96,384	$2,025,038	$—
(a) In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

SPDR SERIES TRUST
SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2024

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.28% of its average daily net assets. The fees are accrued daily and paid monthly
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser pays all expenses of the Fund other than the management fee, acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, and other extraordinary expenses.
For the period ended October, 31, 2024, the Adviser waived fees in the amount of $3,880.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended October 31, 2024, are disclosed in the Consolidated Schedule of Investments..
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to income and/or gains derived from the Cayman subsidiary.

SPDR SERIES TRUST
SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2024

The Fund gains exposure to commodity-linked derivative instruments by investing in its wholly-owned Subsidiary. The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, the Fund will include in its taxable income its share of the wholly-owned Subsidiary’s income and capital gains, to the extent of its earnings and profits. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
At October 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	$260,116	$—	$—	$(2,025,038)	$(1,764,922)
As of October 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	$91,580,312	$—	$2,025,038	$(2,025,038)
7.    Risks
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Commodities and Commodity-Linked Derivatives Risk
Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of Fund Shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them. The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. Therefore, the value of commodities and commodity-linked derivative instruments may be affected by, for example, changes in overall market movements, economic conditions, changes in interest rates, or factors affecting a particular commodity or industry,such as production, supply, demand, drought, floods, weather, political, economic and regulatory developments. These factors may impair the ability of the Fund to sell its portfolio holdings quickly or for full value. Commodity-linked derivatives are subject to the risk that the counterparty to the transaction may default or otherwise fail to perform.
Counterparty Risk
The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives instruments, as well as other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

SPDR SERIES TRUST
SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2024

8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF (the “Fund”) (one of the funds constituting SPDR® Series Trust (the “Trust”)), including the consolidated schedule of investments, as of October 31, 2024, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for the period from September 5, 2024 (commencement of operations) through October 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting SPDR® Series Trust) at October 31, 2024, and the consolidated results of its operations, the consolidated changes in net assets and its consolidated financial highlights for the period from September 5, 2024 (commencement of operations) through October 31, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
 Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
December 20, 2024

SPDR SERIES TRUST
OTHER INFORMATION
October 31, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended October 31, 2024.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended October 31, 2024 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Interest Dividends
The Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.

SPDR Series Trust
Statement Regarding Basis for Approval of Investment Advisory Contract
October 31, 2024 (Unaudited)

Approval of Investment Advisory Agreement
At a meeting held on August 13-15, 2024, the Board of Trustees (the “Board”) of SPDR Series Trust (“SST” or the “Trust”) evaluated proposal to initially approve the Investment Advisory Agreement (the “Advisory Agreement” or the “Agreement”) between SST and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the following series of SST: SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF (the “New ETF”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs currently under the Agreement, the proposed cost of those services in relation to the services to be provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with each New ETF, and extent to which economies of scale would be shared as each New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreements and the Adviser’s responsibilities for managing investment operations of the New ETF in accordance with the New ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the New ETF as an exchange-traded fund and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, and regulatory compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring the New ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively-managed exchange-traded funds.
Fees Charged to Comparable Funds
The Board evaluated the New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds– i.e., exchange-traded funds tracking similar commodity or equity income indexes with respect to the SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF. The Board reviewed the universe of similar exchange-traded funds for the New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between the New ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts, noting that the Adviser does not currently maintain soft-dollar arrangements in connection with the Trusts’ brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the advisory fee rate for the New ETF does not provide for breakpoints as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the  New ETF by fixing a relatively low advisory fees, effectively sharing the benefits of lower fees with the New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying

SPDR Series Trust
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
October 31, 2024 (Unaudited)

expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Advisory Agreement for the New ETF. In approving the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the approval of the Advisory Agreement is in the best interests of the New ETF and their shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s unitary fee for the New ETF, considered in relation to the services expected to be provided, and in relation to the fees charged to comparable funds, was reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions. The Independent Trustees were advised by their independent counsel throughout the process.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date: January 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date: January 2, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: January 2, 2025